SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Foreign Currency

The functional currency of the Company and each of its subsidiaries is Renminbi as determined based on the criteria of ASC 830, Foreign Currency Translation except SolarOne USA, Solar Australia and Solar Canada which have determined their functional currency to be their respective local currency. The reporting currency of the Company is also Renminbi. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of comprehensive income. The Company uses the average exchange rate prevailing during the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. The resulting translation adjustments are recorded in other comprehensive loss.

Convenience Translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012, the last business day in fiscal year 2012, in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and intangible assets, impairment of fixed assets, intangible assets and goodwill, valuation allowances on deferred tax assets, stock-based compensation expenses, fair values of derivative contracts and fair value of conversion feature of convertible bonds.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash

Restricted cash represents amounts held by a bank as security for letters of credit facilities, notes payable and bank borrowings and, therefore, are not available for the Group’s use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from financing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. A receivable is written off after all collection efforts have ceased.

Debt Issuance Costs

Debt issuance costs represent the incurred costs directly attributable to the issuance of the convertible bonds. These costs are deferred and amortized ratably using the effective interest method from the debt issuance date over the life of the convertible bonds. Upon the conversion of the bonds, the related debt issuance costs will be debited to shareholders’ equity.

Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized ratably using the effective interest method over the term of the bank borrowings.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2010, 2011 and 2012 were RMB 167,054,000, RMB230,093,000 and RMB340,583,000 (US$54,667,341) and interest capitalized during 2010, 2011 and 2012 amounted to RMB5,377,000, RMB59,034,000 and RMB41,068,000 (US$6,591,869), respectively.

Intangible Assets

Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that goodwill is only allocable to one of our reporting units, SolarOne Technology. As of December 31, 2011, the Group performed impairment tests on goodwill in a two-step process. The Group determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on five-year projections. Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments, as well as certain market assumptions. Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long-term revenue growth rates for entities in the relevant industries in the PRC. The discount rate of approximately 16% was used in the valuations which reflect the market assessment of the risks specific to the Group’s industry and is based on the weighted-average cost of capital for that particular reporting unit.

The Group recognized nil, RMB134,735,000, and nil of goodwill impairment expense for the years ended December 31, 2010, December 31, 2011 and December 31, 2012, respectively.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

During the years ended December 31, 2011 and 2012, the significant decline in the market price of its PV products provided indication that the carrying value of its long-lived assets, including fixed assets and intangible assets, may not be recoverable. As of December 31, 2011 and 2012, based on the impairment assessment performed, the sum of the expected future undiscounted cash flows from the long-lived assets exceeded the carrying amount; therefore, the Company concluded the carrying amount of the long-lived assets is recoverable, and no impairment loss is recognized.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, accounts and notes payable, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings and convertible bonds. The carrying amounts of these financial instruments other than long-term bank borrowings and convertible bonds approximate their fair values due to the short-term maturity of these instruments. The long-term bank borrowings also approximate their fair value since they bear interest rates which approximate market interest rates.

The conversion option was bifurcated from the convertible bonds at its fair value and the residual value allocated to the convertible bonds was accreted to the redemption amount using the effective interest method. The Group determined the fair value of the conversion option using binomial model with the assistance of an independent third-party valuation firm.

As of December 31, 2011 and 2012, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

Fair value*		532,506	486,767	78,131
Carrying value	30	498,646	368,590	59,163

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.

Financial Instruments — Embedded Foreign Currency Derivatives

Certain of the Group’s sales contracts are denominated in a currency which is not the functional currency of either of the parties to the contract nor the currency in which the products being sold are routinely denominated in international commerce. Accordingly, the contracts contain embedded foreign currency forward contracts which are required to be separately accounted for in accordance with ASC 815-10, Derivatives and Hedging: Overall. The embedded foreign currency derivatives are separately accounted for and measured at fair value with changes in fair value reported as “Changes in fair value of derivative contracts” in the consolidated statements of comprehensive income. Embedded foreign currency derivatives are presented as current assets or liabilities. The Group does not enter into such derivative contracts for speculative purposes and hedge accounting has not been applied.

Financial Instruments — Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

The Group’s primary objective for holding foreign currency derivative contracts, commodity derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, the stability of the purchase price for silver and aluminum (which are two kinds of raw materials required in the production of PV products), and the interest rate risk for the long-term bank borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the years ended December 31, 2010, 2011 and 2012, the Group entered into cross-currency exchange rate agreements to receive RMB and sell other currencies, commodity agreements to purchase silver and aluminum, and an interest rate swap agreement to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of comprehensive income. The Group has elected not to apply hedge accounting to these derivative instruments. As of December 31, 2012, the Group had outstanding cross-currency exchange rate contracts with notional amounts of Euro44,000,000 (2011: Euro50,000,000) and US$46,250,000 (2011: US$120,000,000), commodity contracts with a quantity of 140,000 ounces of silver (2011: 330,000 ounces) and nil of aluminum (2011: 4,000 ounces), and an interest rate swap contract with notional amount of US$50,000,000 (2011: US$50,000,000). The Group estimates the fair value of its foreign currency, commodity and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition

The Group’s primary business activity is to produce and sell PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

More specifically, the Group’s sales arrangements are evidenced by framework sales agreements and/or by individual sales agreements for each transaction. The shipping terms of the Group’s sales arrangements are generally “Cost, Insurance and Freight” (“CIF”) and “Free on Board” (“FOB”) shipping point whereby the customer takes title and assumes the risks and rewards of ownership of the products upon delivery to the shipper. The customer bears all costs and risks of loss or damage to the goods from that point. Under some sales arrangements, the Group requires its customers to prepay prior to shipment. The Company performs ongoing credit assessment of each customer, including reviewing the customer’s latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Company has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers. Based on the above, the Group records revenue related to product sales upon delivery of the product to the shipper, assuming all other revenue recognition criteria are met.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenue, respectively.

The Group entered into a processing service arrangement to process PV cells into PV modules. For this service arrangement, the Group “purchases” PV cells from the customer and contemporaneously agrees to “sell” a specified quantity of PV modules back to the same customer. The quantity of PV modules sold back to the customers under these processing arrangements is consistent with the amount of PV cells purchased from the customer based on current production conversion rates. In accordance with ASC 845-15, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the customer. These sales are subject to all of the above-noted criteria relating to revenue recognition.

The Company recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. Unbilled amounts are included in the consolidated balance sheets as “unbilled solar systems integration revenue”.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenue

Cost of revenue includes direct and indirect production costs.

Research and Development Costs

Research and development costs are expensed as incurred.

Advertising Expenditures

Advertising costs are expensed when incurred and are included in “selling expenses.” Advertising expenses were RMB742,000, RMB13,087,000 and RMB29,255,000 (US$4,695,751) for the years ended December 31, 2010, 2011 and 2012, respectively.

Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers. Before 2012, the standard warranty provides for a 2 to 5-year warranty against technical defects, a 10-year warranty against a decline from initial power generation capacity of more than 10% and a 20 to 25-year warranty against a decline from initial power generation capacity of more than 20%. From January 1, 2012, the standard warranty provides a 12-year warranty against technical defects, and a 25-year linear warranty, which guarantees: 1) no less than 96% of the initial power generation capacity for PV modules in the first year, 2) an annual output degradation of no more than 0.7% thereafter, and 3) by the end of the 25th year, the actual power output shall be no less than 82% of initial power generation capacity.

The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed testing procedures conducted by the Company’s engineering team, 2) the Company’s historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. Based on the above considerations and management’s ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 12-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year or 20 to 25-year warranties for decline from initial power generation capacity because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants

Government grants received by the Company consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met, and the grants are received. For the government grants that is of a non-operating nature and with no further conditions to be met, the amounts are recorded as a non-operating income by offsetting to its operating expenses when received; whereas for the government grants with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met.

During the years ended December 31, 2010, 2011 and 2012, the Group recorded RMB18,755,000, RMB14,437,000 and RMB25,911,000 (US$4,159,002), respectively, of government subsidies as an offset to its operating expenses, because these government grants were received due to the reason that the Group qualifies as a “high and new technology enterprise” in Jiangsu Province in the PRC. During the years ended December 31, 2010, 2011 and 2012, the Group received RMB9,595,000, nil and nil, respectively, as reimbursement for interest expense incurred for imported equipment, which are recorded as other income. The government grants recorded in operating expense or other income are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2011 and 2012, the Group recorded RMB50,000,000 and RMB50,000,000 (US$8,025,553), respectively, of government grants received as long-term payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of “other operating expenses” in the consolidated statements of comprehensive income.

Value-Added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the property’s estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB9,400,000, RMB10,270,000 and RMB12,787,000 (US$2,052,455) for the years ended December 31, 2010, 2011 and 2012, respectively. The Group had no capital leases during any of the periods stated herein.

Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of convertible bonds are included in the computation of diluted income (loss) per ordinary share on an “if-converted” basis, when the impact is dilutive. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Recent Accounting Pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In January 2013, the FASB issued ASU No. 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that the scope of Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. ASU 2013-01 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual reports. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The Company will adopt ASU 2013-01 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, this standard is effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advances made to suppliers and long-term prepayments.

The Group has RMB600,144,000 (US$96,329,754) of cash and bank deposits in the PRC, which constitute about 89% of total cash and cash equivalents. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China’s concession to the World Trade Organization (“WTO”), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increase the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the five suppliers with largest advance balance accounted for an aggregate of 73.1% and 79.3% of total advances to suppliers balance as of December 31, 2011 and 2012, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause a material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations (Note 5). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to accounts receivable, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Concentration of customers

The Group currently sells a substantial portion of its PV products to a limited number of customers. As a percentage of revenues, the top five customers accounted for an aggregate of 51.9%, 45.0% and 29.8% for the years ended December 31, 2010, 2011 and 2012, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group’s business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group’s dependence on a limited number of customers, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’s revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s raw materials are sourced from its five largest silicon material suppliers who collectively accounted for an aggregate of 40.0%, 40.6% and 72.4% of the Group’s total silicon and silicon wafer purchases for the years ended December 31, 2010, 2011 and 2012, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group’s business, financial condition and results of operations.